Operating segment and geographic data - Schedule of Segment revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenue	$ 26,134	$ 27,978	$ 27,662
Operating
Segment Reporting Information [Line Items]
Revenue	26,026	27,765	27,419
Intersegment elimination
Segment Reporting Information [Line Items]
Revenue	108	213	243
Products | Operating
Segment Reporting Information [Line Items]
Revenue	17,942	18,756	18,455
Systems | Operating
Segment Reporting Information [Line Items]
Revenue	3,164	3,586	3,668
Services and software | Operating
Segment Reporting Information [Line Items]
Revenue	4,920	5,423	5,296
Europe | Operating
Segment Reporting Information [Line Items]
Revenue	9,708	10,004	10,013
The Americas | Operating
Segment Reporting Information [Line Items]
Revenue	7,936	8,919	8,003
Asia, Middle East and Africa | Operating
Segment Reporting Information [Line Items]
Revenue	8,382	8,842	9,403
United States | Operating
Segment Reporting Information [Line Items]
Revenue	6,019	6,735	5,980
China | Operating
Segment Reporting Information [Line Items]
Revenue	4,091	4,039	4,180
Electrification
Segment Reporting Information [Line Items]
Revenue	11,924	12,728	11,686
Electrification | Operating
Segment Reporting Information [Line Items]
Revenue	11,564	12,272	11,211
Electrification | Intersegment elimination
Segment Reporting Information [Line Items]
Revenue	360	456	475
Electrification | Products | Operating
Segment Reporting Information [Line Items]
Revenue	9,951	10,315	9,679
Electrification | Systems | Operating
Segment Reporting Information [Line Items]
Revenue	743	958	617
Electrification | Services and software | Operating
Segment Reporting Information [Line Items]
Revenue	870	999	915
Electrification | Europe | Operating
Segment Reporting Information [Line Items]
Revenue	4,008	4,039	3,881
Electrification | The Americas | Operating
Segment Reporting Information [Line Items]
Revenue	4,050	4,568	3,650
Electrification | Asia, Middle East and Africa | Operating
Segment Reporting Information [Line Items]
Revenue	3,506	3,665	3,680
Electrification | United States | Operating
Segment Reporting Information [Line Items]
Revenue	3,093	3,522	2,686
Electrification | China | Operating
Segment Reporting Information [Line Items]
Revenue	1,820	1,729	1,724
Industrial Automation
Segment Reporting Information [Line Items]
Revenue	5,792	6,273	6,500
Industrial Automation | Operating
Segment Reporting Information [Line Items]
Revenue	5,681	6,151	6,391
Industrial Automation | Intersegment elimination
Segment Reporting Information [Line Items]
Revenue	111	122	109
Industrial Automation | Products | Operating
Segment Reporting Information [Line Items]
Revenue	1,263	1,439	1,528
Industrial Automation | Systems | Operating
Segment Reporting Information [Line Items]
Revenue	1,665	1,648	1,853
Industrial Automation | Services and software | Operating
Segment Reporting Information [Line Items]
Revenue	2,753	3,064	3,010
Industrial Automation | Europe | Operating
Segment Reporting Information [Line Items]
Revenue	2,322	2,416	2,475
Industrial Automation | The Americas | Operating
Segment Reporting Information [Line Items]
Revenue	1,321	1,582	1,467
Industrial Automation | Asia, Middle East and Africa | Operating
Segment Reporting Information [Line Items]
Revenue	2,038	2,153	2,449
Industrial Automation | United States | Operating
Segment Reporting Information [Line Items]
Revenue	805	948	941
Industrial Automation | China | Operating
Segment Reporting Information [Line Items]
Revenue	628	608	609
Motion
Segment Reporting Information [Line Items]
Revenue	6,409	6,533	6,463
Motion | Operating
Segment Reporting Information [Line Items]
Revenue	5,914	6,021	5,950
Motion | Intersegment elimination
Segment Reporting Information [Line Items]
Revenue	495	512	513
Motion | Products | Operating
Segment Reporting Information [Line Items]
Revenue	5,040	5,152	5,111
Motion | Services and software | Operating
Segment Reporting Information [Line Items]
Revenue	874	869	839
Motion | Europe | Operating
Segment Reporting Information [Line Items]
Revenue	1,934	1,879	1,862
Motion | The Americas | Operating
Segment Reporting Information [Line Items]
Revenue	2,173	2,315	2,389
Motion | Asia, Middle East and Africa | Operating
Segment Reporting Information [Line Items]
Revenue	1,807	1,827	1,699
Motion | United States | Operating
Segment Reporting Information [Line Items]
Revenue	1,846	1,972	2,018
Motion | China | Operating
Segment Reporting Information [Line Items]
Revenue	926	876	858
Robotics & Discrete Automation
Segment Reporting Information [Line Items]
Revenue	2,907	3,314	3,611
Robotics & Discrete Automation | Operating
Segment Reporting Information [Line Items]
Revenue	2,838	3,244	3,552
Robotics & Discrete Automation | Intersegment elimination
Segment Reporting Information [Line Items]
Revenue	69	70	59
Robotics & Discrete Automation | Products | Operating
Segment Reporting Information [Line Items]
Revenue	1,635	1,785	2,019
Robotics & Discrete Automation | Systems | Operating
Segment Reporting Information [Line Items]
Revenue	780	968	1,001
Robotics & Discrete Automation | Services and software | Operating
Segment Reporting Information [Line Items]
Revenue	423	491	532
Robotics & Discrete Automation | Europe | Operating
Segment Reporting Information [Line Items]
Revenue	1,429	1,634	1,737
Robotics & Discrete Automation | The Americas | Operating
Segment Reporting Information [Line Items]
Revenue	385	453	476
Robotics & Discrete Automation | Asia, Middle East and Africa | Operating
Segment Reporting Information [Line Items]
Revenue	1,024	1,157	1,339
Robotics & Discrete Automation | United States | Operating
Segment Reporting Information [Line Items]
Revenue	270	290	310
Robotics & Discrete Automation | China | Operating
Segment Reporting Information [Line Items]
Revenue	714	825	987
Corporate and Other
Segment Reporting Information [Line Items]
Revenue	(898)	(870)	(598)
Corporate and Other | Operating
Segment Reporting Information [Line Items]
Revenue	29	77	315
Corporate and Other | Intersegment elimination
Segment Reporting Information [Line Items]
Revenue	(927)	(947)	(913)
Corporate and Other | Products | Operating
Segment Reporting Information [Line Items]
Revenue	53	65	118
Corporate and Other | Systems | Operating
Segment Reporting Information [Line Items]
Revenue	(24)	12	197
Corporate and Other | Services and software | Operating
Segment Reporting Information [Line Items]
Revenue			0
Corporate and Other | Europe | Operating
Segment Reporting Information [Line Items]
Revenue	15	36	58
Corporate and Other | The Americas | Operating
Segment Reporting Information [Line Items]
Revenue	7	1	21
Corporate and Other | Asia, Middle East and Africa | Operating
Segment Reporting Information [Line Items]
Revenue	7	40	236
Corporate and Other | United States | Operating
Segment Reporting Information [Line Items]
Revenue	5	3	25
Corporate and Other | China | Operating
Segment Reporting Information [Line Items]
Revenue	$ 3	$ 1	$ 2
Revenue | Excludes Switzerland
Segment Reporting Information [Line Items]
Concentration risk (as a percent)	98.00%	98.00%	98.00%